GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL
Schedule of goodwill
December 31, 2015

Gross amount:
Beginning balance	$—
Addition	336,585,270
Ending balance	336,585,270
Accumulated impairment loss:
Beginning balance	—
Charge for the period	(85.934.770)
Ending balance	(85.934.770
Goodwill, net	$250,650,500